Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Obligation and funded status

	Successor
	December 31, 2012	December 31, 2011
Accumulated benefit obligation	$326.2	$282.0

Change in projected benefit obligations:
Projected benefit obligations at beginning of year	$296.3	$—
Fair value of assumed obligations at UCI Acquisition date	—	250.9
Service cost	0.7	4.3
Interest cost	12.8	12.7
Actuarial loss	40.8	38.6
Plan amendments	0.2	—
Plan curtailment and settlements	(12.9)	—
Benefits paid	(11.5)	(9.9)
Currency translation adjustment	0.2	(0.3)

Projected benefit obligations at end of year	326.6	296.3

Change in plan assets:
Fair value of plan assets at beginning of year	190.2	—
Fair value of plan assets at UCI Acquisition date	—	181.7
Actual return on plan assets	27.0	4.9
Employer contributions	14.0	13.7
Benefits paid	(11.5)	(9.9)
Currency translation adjustment	0.2	(0.2)

Plan assets at end of year	219.9	190.2

Funded status, net	$(106.7)	$(106.1)

Amounts recognized in the consolidated balance sheets consist of:
“Other long-term assets”	$0.3	$0.3
“Accrued expenses and other current liabilities”	(1.1)	(0.1)
“Pension and other postretirement liabilities”	(105.9)	(106.3)

	$(106.7)	$(106.1)

Accumulated other comprehensive income (loss)

	Successor
	December 31, 2011	Acquisition Adjustments	2012 Additions	December 31, 2012
Net actuarial loss	$(47.0)	$—	$(14.9)	$(61.9)
Deferred income tax benefit	18.4	—	5.2	23.6

Accumulated other comprehensive income (loss)	$(28.6)	$—	$(9.7)	$(38.3)

	Predecessor	Successor
	December 31, 2010	Acquisition Adjustments	2011 Additions	December 31, 2011
Prior service costs	$(2.3)	$2.3	$—	$—
Net actuarial gain (loss)	(59.9)	59.9	(47.0)	(47.0)
Deferred income tax benefit (expense)	23.8	(23.8)	18.4	18.4

Accumulated other comprehensive income (loss)	$(38.4)	$38.4	$(28.6)	$(28.6)

Assumptions used in determine benefit obligation and net periodic pension expenses

	Successor		Predecessor
	2012	2011	2010
Weighted Average:
Discount rate to determine benefit obligations	3.7%	4.6%	5.5%
Discount rate to determine net costs	4.6%	5.7%	6.0%
Rate of future compensation increases to determine benefit obligation	4.5%	3.0%	3.5%
Rate of future compensation increases to determine net cost	3.2%	3.5%	3.5%
Rate of return on plan assets to determine net cost	7.8%	8.0%	8.0%

Strategic target and permitted range of holdings

	Weighted Average
	Strategic Target	Permitted Range
U.S. equities	38%	30% to 45%
Non-U.S. equities	13%	10% to 15%
Fixed income	39%	30% to 100%
Real assets	10%	0% to 10%

	100%

Fair value of the plan assets

	Successor
	December 31, 2012
	Level 1	Level 2	Level 3	Total Fair Value
U.S. equities
Large Cap Growth	$—	$27.6	$—	$27.6
Large Cap Value	—	27.3	—	27.3
Large Cap Indexed	—	12.6	—	12.6
Small and Mid-Cap Growth	—	8.6	—	8.6
Small and Mid-Cap Value	—	8.8	—	8.8

Total U.S. equities	—	84.9	—	84.9

Non-U.S. equities	—	29.4	—	29.4
Fixed income
Short & Mid Duration	—	23.2	—	23.2
Long Duration	—	40.2	—	40.2
Long Duration Indexed	—	21.3	—	21.3

Total fixed income	—	84.7	—	84.7

Real assets	—	10.4	10.5	20.9

	$—	$209.4	$10.5	$219.9

	Successor
	December 31, 2011
	Level 1	Level 2	Level 3	Total Fair Value
U.S. equities
Large Cap Growth	$—	$16.4	$—	$16.4
Large Cap Value	—	16.6	—	16.6
Large Cap Indexed	—	33.2	—	33.2
Small and Mid Cap Growth	—	8.8	—	8.8
Small and Mid Cap Value	—	10.3	—	10.3

Total U.S. equities	—	85.3	—	85.3

Non-U.S. equities	—	36.9	—	36.9
Fixed income
Short & Mid Duration	—	20.2	—	20.2
Long Duration	—	45.2	—	45.2
Long Duration Indexed	—	0.4	—	0.4

Total fixed income	—	65.8	—	65.8

Cash	—	2.2	—	2.2

	$—	$190.2	$—	$190.2

Changes in plan assets

Real Assets
January 1, 2012	$—
Purchases	10.4
Net unrealized gains	0.1

December 31, 2012	$10.5

Future expected pension benefit payments

Expected Pension Benefit Payments
2013	$13.2
2014	12.7
2015	13.3
2016	13.9
2017	14.4
5 years thereafter	80.5

Information for the postretirement plans

	Successor
	Year Ended December 31, 2012	Year Ended December 31, 2011
Change in benefit obligations
Benefit obligations at beginning of year	$12.4	$—
Fair value of assumed obligations	—	10.3
Service cost	0.4	0.3
Interest cost	0.5	0.5
Plan amendments	0.9	—
Actuarial loss	1.3	1.9
Benefit paid	(0.6)	(0.6)

Benefit obligations accrued at end of year	$14.9	$12.4

Accrued obligation

	Successor
	December 31, 2012	December 31, 2011
Accrued obligation included in “Accrued expenses and other current liabilities”	$0.7	$0.7
Accrued obligation included in “Pension and other postretirement liabilities”	14.2	11.7

	$14.9	$12.4

Assumptions used in determine benefit obligations and net periodic postretirement plan expense

	Successor		Predecessor
	2012	2011	2010
Weighted average discount rate to determine benefit obligations	3.8%	4.6%	5.5%
Weighted average discount rate to determine net costs	4.6%	5.7%	6.0%

Expected future postretirement benefit payments

Expected Postretirement Benefit Payments
2013	$0.7
2014	0.7
2015	0.7
2016	0.7
2017	0.7
5 years thereafter	3.9

Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Component of net periodic pension expense

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Service cost	$0.7	$4.3	$0.4	$4.3
Interest cost	12.8	12.7	1.1	13.4
Expected return on plan assets	(15.6)	(13.5)	(1.2)	(14.7)
Amortization of prior service cost	—	—	—	0.3
Amortization of unrecognized loss	0.5	—	0.2	0.6
Curtailment and settlement losses recognized	1.3	0.2	—	0.6

	$(0.3)	$3.7	$0.5	$4.5

Postretirement Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Component of net periodic pension expense

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Service cost	$0.4	$0.3	$—	$0.3
Interest cost	0.5	0.5	0.1	0.6
Amortization of net loss	0.1	—	—	—

	$1.0	$0.8	$0.1	$0.9